Investments OTTI Credit Losses Recognized in Earnings (Detail) - Fixed maturities - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 500,000	$ 11,500,000	$ 12,800,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	400,000	0
Reductions for securities sold/matured	0	(11,200,000)	0
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	0	(200,000)	(1,300,000)
Ending balance	500,000	500,000	11,500,000
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	0	11,100,000	12,400,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	0	0
Reductions for securities sold/matured	0	(10,900,000)	0
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	0	(200,000)	(1,300,000)
Ending balance	0	0	11,100,000
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	500,000	400,000	400,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	400,000	0
Reductions for securities sold/matured	0	(300,000)	0
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	0	0	0
Ending balance	$ 500,000	$ 500,000	$ 400,000